Document and Entity Information	Jan. 24, 2023
Cover [Abstract]
Entity Registrant Name	Avery Dennison Corp
Security 12b Title	Common stock, $1 par value
Trading Symbol	AVY
Security Exchange Name	NYSE
Amendment Flag	false
Entity Central Index Key	0000008818
Document Type	8-K
Document Period End Date	Jan. 24, 2023
Entity Incorporation State Country Code	DE
Entity File Number	1-7685
Entity Tax Identification Number	95-1492269
Entity Address, Address Line One	8080 Norton Parkway
Entity Address, City or Town	Mentor
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44060
City Area Code	(440)
Local Phone Number	534-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false